Provisions - Actual data, key forecast assumptions, and a sensitivity analysis (Details) claims in Thousands	12 Months Ended
	Dec. 31, 2017 £ / claims claims
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Customer initiated claims received and processed | claims	2,130	[1]
Average uphold rate per claim	87.00%	[2]
Average redress per valid claim | £ / claims	2,036	[3]
Customer initiated claims received and processed sensitivity analysis	50k=£104m	[1]
Average uphold rate per claim sensitivity analysis	1%=£11m	[2]
Average redress per valid claim sensitivity analysis	£100=£50m	[4]
Forecast expected member [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Customer initiated claims received and processed | claims	570	[1]
Average uphold rate per claim	87.00%	[2]
Average redress per valid claim | £ / claims	1,989	[3]

[1]

Total claim s received directly by Barclays to date, including those received via claims management companies but excluding those for which no PPI policy exists and excluding responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 50,000 increase or decrease in the number of customer initiated claims would have on the provision level.

[2]

Average uphold rate per customer initiated claims received directly by Barclays and proactive mailings, e xcluding those for which no PPI policy exists. The sensitivity analysis has been calculated to show the impact in a 1% change in the average uphold rate per claim would have on the provision level

[3]

Average redress stated on a per policy basi s for future customer initiated complaints received directly by Barclays . The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level .

[4]

Average redress stated on a per policy basi s for future customer initiated complaints received directly by Barclays . The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level .